Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Schedule of Potentially Issuable Common Stock

Common Stock Underlying:	First Closing of $100,000	Second Closing of $900,000	Additional investment of up to $500,000
Series C-1	1,176,600	10,588,800	5,882,400
Series B Warrants	1,176,600	10,588,800	5,882,400
Total	2,353,200	21,177,600	11,764,800

The following table details the total number of shares of the Company’s common stock potentially issuable as a result of the October Financing.

Common Stock Underlying:	First Closing of $100,000	Second Closing of $1,000,000	Additional investment of up to $400,000
Series C-1	1,176,600	11,765,280	4,705,920
Series B Warrants	1,176,600	11,765,820	4,705,920
Total	2,353,200	23,530,560	9,411,840